Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands		1 Months Ended
	Jun. 06, 2024	Nov. 30, 2024	Dec. 31, 2024	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	May 31, 2020	Apr. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,735,573				$ 1,324,848
Less: Current portion of long-term debt			(209,463)				(200,822)
Total non-current borrowings, net			1,483,779				1,075,805
Oaktree Capital Management, L.P. (“Oaktree”)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (132,576)
Notes payable	83,348	$ 76,100
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings			(34,115)				(41,123)
Original issue discounts
Disclosure of detailed information about borrowings [line items]
Borrowings			$ (8,216)				$ (7,098)
Credit Facility & Term Loan II
Disclosure of detailed information about borrowings [line items]
Interest rate			8.63%				8.66%
Borrowings			$ 284,400				$ 159,000
Term Loan I
Disclosure of detailed information about borrowings [line items]
Interest rate			6.50%								6.50%
Borrowings			$ 88,948				106,470
Term Loan II
Disclosure of detailed information about borrowings [line items]
Interest rate			8.83%
Borrowings			$ 83,851	$ 95,000	$ 65,000		0
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			5.00%										5.00%
Borrowings			$ 80,157				100,898
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			5.25%									5.25%
Borrowings			$ 102,431				125,922
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			4.875%							4.875%
Borrowings			$ 0				274,710
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			4.95%							4.95%
Borrowings			$ 79,653				99,951
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			5.78%						5.78%
Borrowings			$ 0				290,913
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			7.50%					7.50%
Borrowings			$ 242,010				159,357
Borrowings	$ 132,576
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			7.28%
Borrowings			$ 585,747				0
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			6.891%
Borrowings			$ 75,316			$ 71,000	0
Other miscellaneous borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings			113,060				$ 7,627
ABS Notes, Term Loan I And Other, Notes Payable | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 30,000